Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment
Premises and equipment
(In thousands)	Useful life in years	2021	2020
Premises and equipment:
Land		$94,246	$109,780
Buildings	10-50	468,293	512,131
Equipment	2-10	374,192	350,014
Leasehold improvements	3-10	87,406	87,289
		929,891	949,434
Less - Accumulated depreciation and amortization		559,234	574,835
Subtotal		370,657	374,599
Construction in progress		29,337	25,862
Premises and equipment, net		$494,240	$510,241